UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Item #1. Reports to Stockholders.

INDEX	Toreador International Fund

Semi-Annual Report to Shareholders

TOREADOR INTERNATIONAL FUND

For the Six Months Ended
February 28, 2015
(Unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of February 28, 2015 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the end of this period and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2015
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	COMMON STOCK	96.83%

	AUSTRALIA	5.33%
303,595	Genworth Mortgage Insurance		$786,089
92,042	Newcrest Mining LTD*		1,032,965
80,672	Sims Metal Management LTD		768,205
19,959	TABCORP Holdings Limited Right Expire 3/2/15*		21,325
239,515	TABCORP Holding LTD*		947,065

			3,555,649

	AUSTRIA	1.33%
30,773	OMV AG		886,846

	BELGIUM	1.42%
42,227	Delhaize Group Spon ADR		946,307

	BERMUDA	1.41%
14,549	Jardine Matheson Holdings LTD		938,410

	CANADA	6.77%
18,965	Alimentation Couche-Tard		731,546
23,742	Genworth MI Canada Inc.		602,757
18,906	Home Capital Group Inc.		686,336
29,383	Inter Pipeline LTD		780,038
32,220	Metro Inc.		894,513
27,216	Suncor Energy Inc. NEW		819,202

			4,514,392

	CAYMAN ISLANDS	1.09%
1,219,274	China Resources Cement		729,379

	DENMARK	1.31%
26,386	Topdanmark A/S*		874,587

	FINLAND	1.21%
84,228	Stora Enso OYJ-R SHS		808,964

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2015
(unaudited) (continued)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	FRANCE	6.89%
35,000	AXA SA*		$888,972
3,545	Iliad SA		920,838
7,615	Pernod Ricard SA		903,142
60,740	Peugeot SA		1,017,506
22,827	Rallye SA		866,103

			4,596,561

	GERMANY	7.86%
4,026	Continental AG		961,280
16,482	Fresennius SE & Co KGAA		944,268
3,774	Muenchener Rueckver AG-R		783,666
9,377	Porsche Automobile Holding-P		868,595
33,536	Software AG		930,809
16,826	United Internet AG-REG S		754,814

			5,243,432

	GREAT BRITAIN	13.58%
200,025	Beazley PLC		893,123
21,697	Berkeley Group Holdings		876,359
52,364	Capita Group PLC		960,125
154,880	Carillion PLC		862,941
53,725	Compass Group OLC		955,229
268,677	Itv PLC*		934,265
156,788	Lloyds Banking Group PLC*		758,854
112,468	Meggitt PLC		946,028
3,914	Shire PLC		946,836
90,129	John Wood Group PLC		925,744

			9,059,504

	HONG KONG	6.54%
114,948	Cheung Kong Infrastructure		978,092
491,100	Dah Sing Banking Group LTD		829,422
589,801	Guangdong Investment LTD		763,437
91,736	Power Assets Holdings LTD		942,611
884,099	Sino Biopharmaceutical		844,604

			4,358,166

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2015
(unaudited) (continued)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	IRELAND	1.06%
4,161	Jazz Pharmaceuticals PLC*		$707,744

	ITALY	2.41%
36,315	GTECH SAP		752,450
288,796	Unipolsai SPA		851,515

			1,603,965

	JAPAN	18.67%
262,000	Aozora Bankk LTD		942,745
54,600	Astellas Pharma Inc.		866,544
128,000	Chiba Bank LTD		962,832
150,856	Fujitsu LTD		907,932
145,700	Mitsubishi UFJ Financial Group Inc.		945,992
270,757	NEC Corp.		822,805
35,000	NH Foods LTD		795,667
32,800	NOK Corp.		958,424
66,100	Orix Corp.		936,205
156,900	Resona Holdings Inc.		879,730
24,601	Softbank Corp-Unspon ADR		757,219
197,800	Sumitomo Mitsui Trust Holdings		818,249
117,135	Sumitomo Mitsui-Spons ADR		941,765
16,100	West Japan Railway Co.		916,160

			12,452,269

	NETHERLANDS	3.58%
7,215	Core Laboratories N.V.		793,073
9,531	Lyondellbasell Indu-CLASS A		818,808
14,432	Sensata Technologies Holding*		775,576

			2,387,457

	NEW ZEALAND	1.25%
387,852	Air New Zealand LTD		834,671

	NORWAY	1.26%
146,964	Norsk Hydro ASA		839,356

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2015
(unaudited) (continued)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	SPAIN	2.33%
21,840	ACS Actividades Cons Y S		$812,152
59,993	Mediaset Espana Communicacion, SA*		741,404

			1,553,556

	SWEDEN	2.32%
14,560	Axfood AB		843,286
110,628	Teliasonera AB		700,680

			1,543,966

	SWITZERLAND	6.12%
11735	Adecco SA-REG		924,501
11181	Aryzta AG		894,950
5,405	Novartis AG-ADR		553,472
70,380	OC Oerlikon Corp AG REG		879,750
8,989	Swiss Re Ltd-Spon ADR		828,966

			4,081,639

	UNITED STATES	3.09%
18,700	Ishares MSCI EAFE ETF		1,216,809
17,000	Vanguard FTSE All-World EX-U		843,030

			2,059,839

	TOTAL COMMON STOCKS
	(Cost: $64,370,357)	96.83%	64,576,659

	TOTAL INVESTMENTS	96.83%	64,576,659
	Other assets, net of liabilities	3.17%	2,112,058

	NET ASSSETS	100.00%	$66,688,717

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related balance sheet).

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2015 (unaudited)

ASSETS
Investments at fair value (identified cost of $64,370,357)	$64,576,659
Foreign currency at fair value (cost of $37,325)	35,129
Cash and cash equivalents	1,816,786
Receivable for securities sold	210,952
Receivable for capital stock sold	605,545
Dividends receivable	174,389
Prepaid expenses	102,701

TOTAL ASSETS	67,522,161

LIABILITIES
Payable for securities purchased
Payable for capital stock redeemed	625,557
Accrued investment management fees	135,403
Accrued 12b-1 fees	11,866
Accrued administrative and transfer agent fees	6,658
Accrued custodian and accounting fees	27,138
Other accrued expenses	26,822

TOTAL LIABILITIES	833,444

NET ASSETS	$66,688,717

Net Assets Consist of :
Paid-in-capital applicable to 3,781,080 no par value shares of beneficial interest outstanding,
respectively, unlimited shares authorized	$93,148,377
Accumulated net investment income (loss)	(33,433)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(26,624,060)
Net unrealized appreciation (depreciation) of investments and foreign currency	197,833

Net Assets	$66,688,717

NET ASSET VALUE PER SHARE
Institutional Class
($46,092,283 / 2,556,372 shares outstanding)	$18.03

Investor Class

($20,161,512 / 1,195,460 shares outstanding)	$16.87

Class C

($434,922 / 29,248 shares outstanding)	$14.87

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENT OF OPERATIONS
For the six months ended February 28, 2015 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $39,328)	$542,975
Interest	40

Total investment income	543,015

EXPENSES
Investment management fees (Note 2)	361,508
Rule 12b-1and servicing fees (Note 2)
Investor Class	20,999
Class C	2,237
Recordkeeping and administrative services (Note 2)	21,390
Accounting fees	20,401
Custody fees	23,380
Transfer agent fees (Note 2)	13,252
Professional fees	19,022
Filing and registration fees (Note 2)	8,513
Directors fees	1,736
Compliance fees	3,750
Shareholder services and reports (Note 2)	32,939
Other	12,411

Total expenses	541,538
Management fee previously waived (Note 2)	31,819

Net Expenses	573,357

Net investment income (loss)	(30,342)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	(2,033,299)
Net realized gain (loss) on foreign currency transactions	(3,057)
Net increase (decrease) in unrealized appreciation (depreciation) of
investments and foreign currencies	40,541

Net realized and unrealized gain (loss) on investments and foreign
currencies and related transactions	(1,995,815)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,026,157)

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six months ended
	February 28, 2015	Year ended
	(unaudited)	August 31, 2014

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(30,342)	$543,636
Net realized gain (loss) on investments and foreign
currency transactions	(2,036,356)	1,961,812
Net increase (decrease) in unrealized appreciation
(depreciation) of investments and foreign currencies	40,541	(366,655)

Increase (decrease) in net assets from operations	(2,026,157)	2,138,793

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(356,751)	-
Investor Class	(116,218)	-
Class C	-	-

Decrease in net assets from distributions	(472,969)	-

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	11,901,192	50,081,655
Investor Class	5,724,894	9,784,835
Class C	12,121	49,028
Distributions reinvested
Institutional Class	98,204	-
Investor Class	113,087	-
Class C	-	-
Shares redeemed
Institutional Class	(12,352,816)	(3,278,494)
Investor Class	(2,639,549)	(3,099,655)
Class C	(53,378)	(68,594)

Increase (decrease) in net assets from capital stock
transactions	2,803,755	53,468,775

NETASSETS
Increase (decrease) during period	304,629	55,607,568
Beginning of period	66,384,088	10,776,520

End of period (including undistributed net investment
income (loss) of $(33,433) and $472,935 , respectively)	$66,688,717	$66,384,088

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class Shares

	Six months ended
	February 28, 2015		Years ended August 31,

	(unaudited)		2014	2013(B)	2012		2011	2010
Net asset value, beginning of period	$18.73		$16.15	$14.79	$22.30		$20.44	$16.25

Investment activities
Net investment income (loss)(1)	-	(C)	0.29	(0.07)	(0.08)		(0.15)	(0.20)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	(0.56)		2.29	1.43	(7.43)		2.01	4.54

Total from investment activities	(0.56)		2.58	1.36	(7.51)		1.86	4.34

Distributions
Net investment income	(0.14)		-	-	-		-	-
Net realized gain	-		-	-	-		-	(0.15)

Total distributions	(0.14)		-	-	-		-	(0.15)

Net asset value, end of period	$18.03		$18.73	$16.15	$14.79		$22.30	$20.44

Total Return	(2.88%)	**	15.98%	9.20%	(33.68%)		9.10%	26.69%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.65%	*	2.05%	3.49%	3.88%	(A)	2.77%	2.96%
Expenses, net of management fee waivers and
reimbursements	1.75%	*	1.75%	2.02%	2.93%	(A)	2.50%	2.50%
Net investment income (loss)	0.04%	*	1.55%	(0.45%)	(0.43%)		(0.60%)	(0.95%)
Portfolio turnover rate	25.52%	**	162.80%	224.42%	37.69%		54.05%	93.41%
Net assets, end of period (000’s)	$46,092		$48,391	$1,151	$620		$12,138	$17,274

* Annualized

** Not annualized
(A)	Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.

(B)	Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.

(C)	Less than $0.00 per share

(1)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class Shares (2)

	Six months ended
	February 28, 2015		Years ended August 31,

	(unaudited)		2014	2013 (B)	2012		2011	2010

Net asset value, beginning of period	$17.52		$15.14	$13.90	$20.92		$19.22	$15.29

Investment activities
Net investment income (loss)(1)	-	(C)	0.22	(0.10)	(0.12)		(0.20)	(0.23)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	(0.54)		2.16	1.34	(6.90)		1.90	4.31

Total from investment activities	(0.54)		2.38	1.24	(7.02)		1.70	4.08

Distributions
Net investment income	(0.11)		-	-	-		-	-
Net realized gain	-		-	-	-		-	(0.15)

Total distributions	(0.11)		-	-	-		-	(0.15)

Net asset value, end of period	$16.87		$17.52	$15.14	$13.90		$20.92	$19.22

Total Return	(3.04%)	**	15.72%	8.92%	(33.56%)		8.84%	26.66%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.90%	*	2.30%	3.74%	4.13%	(A)	3.02%	3.21%
Expenses, net of management fee waivers and
reimbursements	2.00%	*	2.00%	2.27%	3.18%	(A)	2.75%	2.75%
Net investment income (loss)	(0.08%)	*	1.30%	(0.70%)	(0.68%)		(0.85%)	(1.20%)
Portfolio turnover rate	25.52%	**	162.80%	224.42%	37.69%		54.05%	93.41%
Net assets, end of period (000’s)	$20,162		$17,499	$9,179	$10,885		$23,624	$29,868
* Annualized

** Not annualized
(A)	Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.

(B)	Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.

(C)	Less than $0.00 per share

(1)	Per share amounts calculated using the average number of shares outstanding.	(2)Effective January 2, 2013, Class A shares were re-designated Investor Shares.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

				Class C Shares

	Six months ended
	February 28, 2015		Years ended August 31,

	(unaudited)		2014	2013 (B)	2012		2011	2010

Net asset value, beginning of period	$15.40		$13.39	$12.39	$18.78		$17.38	$13.93

Investment activities
Net investment income (loss)(1)	-	(C)	0.08	(0.19)	(0.22)		(0.33)	(0.34)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	(0.53)		1.93	1.19	(6.17)		1.73	3.94

Total from investment activities	(0.53)		2.01	1.00	(6.39)		1.40	3.60

Distributions
Net realized gain	-		-	-	-		-	(0.15)

Total distributions	-		-	-	-		-	(0.15)

Net asset value, end of period	$14.87		$15.40	$13.39	$12.39		$18.78	$17.38

Total Return	(3.38%)	**	15.01%	8.07%	(34.03%)		8.06%	25.82%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.65%	*	3.05%	4.49%	4.89%	(A)	3.77%	3.96%
Expenses, net of management fee waivers and
reimbursements	2.75%	*	2.75%	3.02%	3.94%	(A)	3.50%	3.50%
Net investment income (loss)	(0.46%)	*	0.55%	(1.45%)	(1.43%)		(1.60%)	(1.95%)
Portfolio turnover rate	25.52%	**	162.80%	224.42%	37.69%		54.05%	93.41%
Net assets, end of period (000’s)	$435		$494	$447	$659		$1,345	$1,624

* Annualized

** Not annualized
(A)	Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.

(B)	Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.

(C)	Less than $0.00 per share

(1)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Toreador International Fund (the “Fund”), formerly the Third Millennium Russia Fund, is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of The World Funds, Inc. (“TWF”). Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. Effective January 2, 2013, the Class A shares were re-designated as Investor Class shares. On August 15, 2014, the Fund was reorganized from TWF into the Trust.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The investment objective of the Fund is to seek to achieve capital appreciation.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (unaudited)

closing price on the exchange on which they are traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to The Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015:

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$64,576,659	$-	$-	$64,576,659

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and country.

There were no Level 3 investments held during the six months ended February 28, 2015. During the six months ended February 28, 2015, there were no transfers between Level 1 and Level 2. The Fund recognizes transfers between levels at the end of the reporting period.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (unaudited) (continued)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for each of the open tax years (2012-2014) or expected to be taken in the Fund’s 2015 tax returns. The Fund has identified its major tax jurisdiction to be U.S. tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended February 28, 2015, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers three classes of shares. Investor Class and Institutional Class shares include a redemption fee of 1% on the proceeds of shares redeemed within 90 days of purchase. Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (unaudited) (continued)

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Toreador Research & Trading, LLC (“TRT”) provides investment services for an annual fee of 1.15% of average daily net assets of the Fund. Effective December 27, 2012, TRT has contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.00% for the Investor Class; 2.75% for Class C and 1.75% for the Institutional Class, of average daily net assets, respectively, through January 31, 2016. Fund operating expenses do not include interest, taxes, brokerage commissions, acquired fund fees and expenses , dividends on short sales and other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”). If at any point it becomes unnecessary for the Advisor to waive fees or make reimbursements, the Advisor may recover the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid. Such reimbursement must be authorized by the Board. The Advisor may recoup these amounts if such reimbursement does not cause the Fund to exceed existing expense limitations. For the six months ended February 28, 2015, TRT earned fees of $361,508 and recovered $31,819 of previously waived fees.

FDCC acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. There were no underwriting commissions or fees received by FDCC in connection with the distribution of the Fund’s shares for the six months ended February 28, 2015. In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the six months ended February 28, 2015, FDCC received $1,585 of CDSC fees.

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (unaudited) (continued)

The Fund’s Investor Class and Class C shares have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. For the Investor Class shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund’s Investor Class’s average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C’s average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the six months ended February 28, 2015, $20,999 was incurred in Investor Class distribution fees and $2,237 was incurred in Class C distribution and shareholder servicing fees.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee, based on the Fund’s average daily net assets. CSS earned $21,390 for its services for the six months ended February 28, 2015.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned $13,252 for its services for the six months ended February 28, 2015.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 28, 2015, were $16,922,875 and $16,083,949, respectively.

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (unaudited) (continued)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

The tax character of the distributions paid during the six months ended February 28, 2015 and the year ended August 31, 2014 was as follows:

	Six months ended
	February 28, 2015	Year ended
	(unaudited)	August 31, 2014

Distributions paid from
Ordinary income	$472,969	$-

As of February 28, 2015, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$(33,433)
Other accumulated gain (loss)	(26,624,060)
Unrealized appreciation (depreciation) of
investments and foreign currency transactions	197,833

$(26,459,660)

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of August 31, 2014, the Fund has a capital loss carryforward of $24,368,688 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $20,909,458 of this carryforward will expire in 2018 and is considered short-term and $3,459,230 may be carried forward indefinitely and is considered long-term.

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (unaudited) (continued)

For tax purposes, the Fund had a current year post October loss of $2,532,685. This loss will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, September 1, 2015.

As of February 28, 2015, cost for Federal Income tax purpose is $66,903,042 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,205,655
Gross unrealized depreciation	(7,540,507)

Net unrealized depreciation	$(2,334,852)

NOTE 5 – CAPITAL STOCK TRANSACTIONS
	Institutional Class
	Shares		Investor Class Shares		Class C Shares
	Six months ended		Six months ended		Six months ended
	February 28, 2015		February 28, 2015		February 28, 2015
	(unaudited)		(unaudited)		(unaudited)
	Shares	Value	Shares	Value	Shares	Value
Shares
sold	681,252	$11,901,192	352,299	$5,724,894	875	$12,121
Shares
reinvested	5,713	98,204	7,033	113,087	-	-
Shares
redeemed	(714,259)	(12,352,816)	(162,929)	(2,639,549)	(3,744)	(53,378)

Net
increase
(decrease)	(27,294)	$(353,420)	196,403	$3,198,432	(2,869)	$(41,257)

	Institutional Class
	Shares		Investor Class Shares		Class C Shares
	Year ended		Year ended		Year ended
	August 31, 2014		August 31, 2014		August 31, 2014
	Shares	Value	Shares	Value	Shares	Value
Shares
sold	2,684,919	$50,081,655	573,270	$9,784,835	3,287	$49,028
Shares
reinvested	-	-	-	-	-	-
Shares
redeemed	(172,515)	(3,278,494)	(180,557)	(3,099,655)	(4,553)	(68,594)

Increase
decrease)	2,512,404	$46,803,161	392,713	$6,685,180	(1,266)	$(19,566)

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (unaudited) (continued)

NOTE 6 – SUBSEQUENT EVENTS

On January 27, 2015, the Board approved that the fiscal year end for the Fund be, and herby is, set as April 30. Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

TOREADOR INTERNATIONAL FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TOREADOR INTERNATIONAL FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, deferred sales charges on certain redemptions made within 90 days of purchase of Investor Class and Institutional Class shares and within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2014 and held for the six months ended February 28, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

INSTITUTIONAL CLASS	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 through February 28, 2015
Actual	$1,000.00	$970.70	$8.06
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.24

INVESTOR CLASS	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 through February 28, 2015
Actual	$1,000.00	$969.60	$9.27
Hypothetical (5% return before expenses)	$1,000.00	$1,015.51	$9.49

CLASS C	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 through February 28, 2015
Actual	$1,000.00	$965.58	$12.91
Hypothetical (5% return before expenses)	$1,000.00	$1,011.76	$13.21

* - Expenses are equal to the Fund’s annualized expense ratio of 1.75% for Institutional Class, 2.00% for Investor Class and 2.75% for Class C and multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Advisor:

Toreador Research and Trading LLC
422 Fleming Street, Suite 7
Key West, FL 33040

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:

For more information, wire purchase or redemptions, call or write to
Toreador International Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of World Funds Trust, investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 673-0550, or visit us on the web at www.theworldfundstrust.com

ITEM 2.	CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: May 7, 2015

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: May 7, 2015

* Print the name and title of each signing officer under his or her signature.